UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

(formerly Scudder Global Commodities Stock Fund, Inc.)

	Shares	Value ($)

Common Stocks 76.4%
Australia 2.5%
Orica Ltd.	194,342	3,226,412
Rinker Group Ltd.	418,600	5,948,564
Rio Tinto Ltd.	39,825	2,248,070

(Cost $9,017,373)		11,423,046
Brazil 1.4%
Companhia Vale do Rio Doce (ADR) (Cost $3,098,926)	136,250	6,612,213
Canada 4.4%
Canfor Corp.*	105,700	1,111,441
Domtar, Inc.	307,450	2,185,071
IPSCO, Inc.	55,240	5,724,318
Suncor Energy, Inc.	84,420	6,479,055
Talisman Energy, Inc.	89,760	4,766,807

(Cost $15,376,353)		20,266,692
Finland 1.9%
Neste Oil Oyj*	93,380	3,210,420
UPM-Kymmene Oyj	233,650	5,521,398

(Cost $7,754,914)		8,731,818
France 2.1%
Total SA (Cost $8,662,264)	37,153	9,801,691
Korea 1.6%
POSCO	17,360	4,475,792
S-Oil Corp.	40,250	3,090,418

(Cost $6,795,620)		7,566,210
Luxembourg 1.1%
Tenaris SA (ADR) (Cost $4,352,403)	27,870	5,035,273
Netherlands 2.8%
Mittal Steel Co. NV "A" (New York Registered Shares)	160,090	6,043,397
Royal Dutch Shell PLC "A"	221,877	6,942,521

(Cost $12,679,748)		12,985,918
Norway 2.0%
Norsk Hydro ASA	28,950	4,011,017
Statoil ASA (ADR)	183,240	5,218,675

(Cost $7,752,529)		9,229,692
South Africa 0.8%
Gold Fields Ltd.	79,490	1,732,651

Harmony Gold Mining Co. Ltd.*	113,810	1,845,917

(Cost $3,704,994)		3,578,568
Switzerland 0.8%
Xstrata PLC (Cost $3,665,889)	120,196	3,890,474
Taiwan 0.6%
Formosa Chemicals & Fibre Corp. (Cost $3,055,219)	1,567,900	2,526,339
United Kingdom 10.6%
Anglo American PLC	167,652	6,460,556
BHP Billiton PLC	972,822	17,772,243
BP PLC	957,088	10,991,393
Rio Tinto PLC	275,143	13,968,130

(Cost $31,064,155)		49,192,322
United States 43.8%
Air Products & Chemicals, Inc.	92,370	6,206,340
Alcoa, Inc.	252,080	7,703,565
Amerada Hess Corp.	38,740	5,516,576
Apache Corp.	57,360	3,757,654
Cooper Cameron Corp.*	97,610	4,302,649
Dow Chemical Co.	305,090	12,386,654
ENSCO International, Inc.	151,140	7,776,153
ExxonMobil Corp.	372,310	22,658,787
Frontier Oil Corp.	65,310	3,876,149
GlobalSantaFe Corp.	138,140	8,392,005
Halliburton Co.	115,330	8,421,397
Holly Corp.	89,250	6,615,210
International Paper Co.	114,910	3,972,439
Joy Global, Inc.	134,890	8,062,375
Lyondell Chemical Co.	207,230	4,123,877
Monsanto Co.	102,540	8,690,265
Newmont Mining Corp.	152,750	7,926,197
Occidental Petroleum Corp.	70,540	6,535,531
Packaging Corp. of America	155,670	3,493,235
Peabody Energy Corp.	153,350	7,730,373
PPG Industries, Inc.	102,330	6,482,605
Schlumberger Ltd.	90,960	11,512,807
Sunoco, Inc.	44,270	3,434,024
Temple-Inland, Inc.	101,930	4,540,981
Tesoro Corp.	36,930	2,523,796
Ultra Petroleum Corp.*	71,440	4,451,426
United States Steel Corp.	91,000	5,521,880
Valero Energy Corp.	164,620	9,840,984
Weyerhaeuser Co.	96,400	6,982,252

(Cost $151,326,108)		203,438,186

Total Common Stocks (Cost $268,306,495)		354,278,442

Preferred Stocks 1.4%
Brazil
Usinas Siderurgicas de Minas Gerais SA "A" (Cost $2,648,197)	171,770	6,369,936
Investment Funds 3.0%
streetTRACKS Gold Trust* (Cost $11,289,678)	238,900	13,880,090

Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.24%**, 4/20/2006 (a) (Cost $384,138)	385,000	384,138

Commodities Linked/Structured Notes 6.3%

Cargill GSCI Note Leverage Factor 3X, 144A:
3.912%, 7/28/2006 (b)	3,800,000	3,946,384
4.649%, 12/13/2006 (b)	9,000,000	7,094,863
4.9%, 2/22/2007 (b)	15,100,000	18,376,306

Total Commodities Linked/Structured Notes (Cost $27,900,000)		29,417,553

Contracts	Value ($)

Options Purchased 0.0%
Amerada Hess Corp., Expiring 5/20/2006, Strike Price $135	294	97,020
Ultra Petroleum Corp., Expiring 4/22/2006, Strike Price $55	714	24,990

Total Options Purchased (Cost $405,479)		122,010
	Shares	Value ($)

Cash Equivalents 12.4%
Cash Management QP Trust, 4.64% (c) (d) (Cost $57,742,399)	57,742,399	57,742,399
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 368,676,386)	99.6	462,194,568
Other Assets and Liabilities, Net	0.4	1,755,298

Net Assets	100.0	463,949,866

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)

Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite index of commodity sector returns, representing an unleveraged, long-only investmens in commodities futures that is broadly diversified across the spectrum of commodities.

(c)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		All or a portion of this security represents collateral held in connection with structured notes.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GSCI: Goldman Sachs Commodity Index
As of March 31, 2006, open future contracts purchsed were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)

Goldman Sachs Commodity Index	4/18/2006	10	1,052,043	1,108,500	56,457

At March 31, 2006, open written options were as follows:

Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	294	5/20/2006	160.0	(24,990)
Total outstanding written options (Premiums received $131,412)			(24,990)

At March 31, 2006, the DWS Global Commodities Stock Fund, Inc. had the following Sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Materials	175,693,212	48.7%
Energy	176,892,791	49.1%
Industrials	8,062,375	2.2%
Total Common and Preferred Stocks	360,648,378	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006